Cover	Oct. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35481
Entity Registrant Name	RETAIL PROPERTIES OF AMERICA, INC.
Entity Central Index Key	0001222840
Entity Tax Identification Number	42-1579325
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2021 Spring Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	634-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	RPAI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false